Contingent Liabilities and Provisions - Disclosure of Changes in Legal Provisions (Detail) - Legal proceedings provision [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of other provisions [line items]
Balance at beginning of year	$ 151	$ 67
Additional new provisions recognized	169	92
Amounts incurred and charged against existing provisions	(13)	(5)
Unused amounts reversed and other adjustments	(6)	(3)
Balance at end of year	$ 301	$ 151